SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Property and Equipment Annual Depreciation Rates
%

Computers, peripheral equipment and software	15 - 33 (mainly 33)
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Disaggregated Revenues by Major Product Line
	Year ended December 31,
	2022	2021

Products	$84,508	$90,292
Services	103,966	103,220
Subscriptions	104,952	92,984

	$293,426	$286,496

Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options
The fair value of each market-condition based RSUs and market-condition based share-options awards is estimated on the date of grant using the Monte Carlo model that uses the assumptions noted in the following table:

	Year ended December 31,
	2022	2021	2020

Risk free interest rate	2.74%-2.75%	-	0.36%
Dividend yields	0%	-	0%
Expected volatility	27.54%- 32.88%	-	24.97%
Weighted average expected term from grant date (in years)	2.43-5.17	-	4

Employee Stock Option [Member]
Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options
	Year ended December 31,
	2022	2021	2020

Risk free interest rate	2.72%	0.89%	0.33%
Dividend yields	0%	0%	0%
Expected volatility	31%	27%	26%
Weighted average expected term from grant date (in years)	3.41	3.46	3.68